COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES
NOTE 20. COMMITMENTS AND CONTINGENCIES

 The Company has one VIE as of September 30, 2011. In the opinion of the management, (i) the ownership structure of the Company and the VIE are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIE and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company's business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIE are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company's current ownership structure or the contractual arrangements with the VIE is remote based on current facts and circumstances.

In 2009, each of our executive offers has entered into a 5 year employment agreement with Softech, our wholly-owned PRC subsidiary. Softech may terminate a senior executive officer’s employment for cause, at any time, without prior notice or remuneration, for certain acts of the officer, including, but not limited to, material violation of our regulations, failure to perform agreed duties or embezzlement that caused material damage to us and conviction of a crime. A senior executive officer may terminate his or her employment at any time by 30-days prior written notice. Each senior executive officer is entitled to certain benefits upon termination, including a severance payment equal to a certain specified number of months of his or her then salary, if he or she resigns for certain good reasons specified by the agreement or the relevant rules or if Softech terminated his or her employment without any of the above causes. Upon the agreements, the details are as below:

Name	Title	Annual-base Salary	Term
Peng Zhang	Chief Executive Officer	$15,000	Till 2014
Li Wu	Director, Chief Financial Officer	$12,000	Till 2014
Xianying Chen	Vice Precident of Application Development	$12,000	Till 2014
Yufan Zhang	Manager	$12,000	Till 2014
Wei Zhang	Manager	$12,000	Till 2014
Xiaobin Zhang	Manager	$12,000	Till 2014
Wei Wang	Manager Assistant	$10,000	Till 2014